Income Taxes - (Loss) Income From Continuing Operatings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest [Abstract]
Domestic	$ (56.6)	$ (15.3)	$ (193.1)
Foreign	102.4	170.0	51.3
Income (loss) from continuing operations before taxes	$ 45.8	$ 154.7	$ (141.8)